Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventories
Raw materials	$ 56,524	$ 95,065
Work in process	5,566	15,898
Finished goods	32,530	31,324
Total	$ 94,620	$ 142,287